Transactions with Related Parties, Pavimar (Details)	6 Months Ended
	Jun. 30, 2021 USD ($) Vessel $ / d	Jun. 30, 2020 USD ($) $ / d	Dec. 31, 2020 USD ($)
Transactions with Related Parties [Abstract]
Due from related party, current	$ 1,831,311		$ 1,559,132
Due from related party, non-current	1,104,394		0
Management fees to related party	2,524,500	$ 273,000
Due from related party	1,831,311		1,559,132
Pavimar [Member]
Transactions with Related Parties [Abstract]
Due from related party, current	1,831,311		1,559,132
Due from related party, non-current	1,104,394		0
Management fees to related party	1,782,000	$ 273,000
Due from related party	1,831,311		1,559,132
Pavimar [Member] | Vessel Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d		500
Pavimar [Member] | Subcontracted Technical Management Agreement to Fleet Ship [Member]
Transactions with Related Parties [Abstract]
Working capital guarantee deposits	1,362,646
Due from related party, current	258,252
Due from related party, non-current	1,104,394
Due from related party	$ 258,252
Pavimar [Member] | Subcontracted Technical Management Agreement to Fleet Ship [Member] | Dry Bulk Vessels [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management with subcontractor | Vessel	3
Pavimar [Member] | Subcontracted Technical Management Agreement to Fleet Ship [Member] | Tanker Vessels [Member]
Transactions with Related Parties [Abstract]
Number of vessels under technical management with subcontractor | Vessel	8
Pavimar [Member] | Technical Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d	600
Renewal term of agreement	5 years
Termination fee multiplier	4
Management fees to related party	$ 1,782,000	$ 273,000
Pavimar [Member] | Technical Management Agreements [Member] | Minimum [Member]
Transactions with Related Parties [Abstract]
Term of agreement	5 years
Pavimar [Member] | Working Capital Advances [Member]
Transactions with Related Parties [Abstract]
Due from related party, current	$ 1,573,059		1,559,132
Due from related party	$ 1,573,059		$ 1,559,132